Popular, Inc. (Holding company only) financial information (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income:
Net (loss) gain, including impairment, on equity securities	$ 131	$ 6,279	$ 2,506
Expenses
Interest expense	165,047	234,938	369,099
Provision for credit losses (benefit)	(193,464)	292,536	165,779
Income before income taxes and equity in undistributed earnings (losses) of subsidiaries	1,243,907	618,560	818,316
Income tax expense	309,018	111,938	147,181
Net income	934,889	506,622	671,135
Comprehensive income, net of tax	419,829	866,551	929,171
Popular, Inc. Holding Co.
Income:
Dividends from subsidiaries	792,000	586,000	408,000
Interest income (includes $828 due from subsidiaries and affiliates (2020 - $2,290; 2019 - $4,237))	4,303	4,949	6,669
Earnings from investments in equity method investees	29,387	17,841	17,279
Other operating income	0	1	1
Net (loss) gain, including impairment, on equity securities	(525)	1,494	988
Total income	825,165	610,285	432,937
Expenses
Interest expense	36,444	38,528	38,528
Provision for credit losses (benefit)	(215)	95	256
Operating expense (income) (includes expenses for services provided by subsidiaries and affiliate of $13,546 (2020 - $13,140 ; 2019 - $14,400)), net of reimbursement by subsidiaries for services provided by parent of $162,019 (2020 - $138,729 ; 2019 - $106,725)	5,432	(921)	80
Total expense	41,661	37,702	38,864
Income before income taxes and equity in undistributed earnings (losses) of subsidiaries	783,504	572,583	394,073
Income tax expense	352	17	0
Income before equity in undistributed earnings (losses) of subsidiaries	783,152	572,566	394,073
Equity in undistributed earnings (losses) of subsidiaries	151,737	(65,944)	277,062
Net income	934,889	506,622	671,135
Comprehensive income, net of tax	$ 419,829	$ 866,551	$ 929,171